-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
                                                       |
                                                       |Estimated average burden
                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-08883
                                       -----------------------------------------

                         The Shepherd Street Funds, Inc.
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        480 Shepherd Street   Winston-Salem, North Carolina    27103
   -----------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              John F. Splain, Esq.

   Ultimus Fund Solutions, LLC    135 Merchant Street   Cincinnati, Ohio  45246
   -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (336) 768-7230
                                                    ----------------

Date of fiscal year end:      September 30, 2003
                          ---------------------------

Date of reporting period:     March 31, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                           --------------------------
                                    SHEPHERD

     [GRAPHIC OMITTED]               STREET

                                     EQUITY

                                      FUND
                           --------------------------

                        THE SHEPHERD STREET FUNDS, INC.
                               Semi-Annual Report
                                 March 31, 2003
                                  (Unaudited)

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

                               [GRAPHIC OMITTED]

         SHEPHERD STREET EQUITY FUND                         S&P 500 INDEX
         ---------------------------                         -------------
     10/1/1998               $ 10,000         10/1/1998               $ 10,000
    12/31/1998      20.40%     12,040        12/31/1998      25.06%     12,506
     3/31/1999       0.33%     12,080         3/31/1999       4.98%     13,129
     6/30/1999      13.66%     13,730         6/30/1999       7.05%     14,055
     9/30/1999      -6.48%     12,840         9/30/1999      -6.24%     13,177
    12/31/1999      12.15%     14,400        12/31/1999      14.88%     15,138
     3/31/2000       4.75%     15,085         3/31/2000       2.29%     15,485
     6/30/2000      -0.20%     15,054         6/30/2000      -2.66%     15,073
     9/30/2000       0.07%     15,064         9/30/2000      -0.97%     14,927
    12/31/2000      -4.68%     14,359        12/31/2000      -7.82%     13,759
     3/31/2001      -8.87%     13,085         3/31/2001     -11.86%     12,128
     6/30/2001      11.03%     14,529         6/30/2001       5.85%     12,837
     9/30/2001     -18.80%     11,797         9/30/2001     -14.68%     10,953
    12/31/2001      18.70%     14,004        12/31/2001      10.71%     12,126
     3/31/2002      -4.95%     13,310         3/31/2002       0.27%     12,159
     6/30/2002      -9.31%     12,071         6/30/2002     -13.40%     10,530
     9/30/2002     -15.58%     10,190         9/30/2002     -17.28%      8,711
    12/31/2002       5.67%     10,768        12/31/2002       8.44%      9,446
     3/31/2003      -0.78%     10,684         3/31/2002      -3.15%      9,148


-----------------------------------------
     SHEPHERD STREET EQUITY FUND
    AVERAGE ANNUAL TOTAL RETURNS
  (FOR PERIODS ENDED MARCH 31, 2003)

      1 YEAR     SINCE INCEPTION*
      ------     ----------------
     (19.73%)         1.48%
-----------------------------------------

Past performance is not predictive of future performance.

     * Initial public offering of shares was October 2, 1998

     The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of the fund shares.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----
           COMMON STOCKS-- 102.3%
           CONSUMER DISCRETIONARY-- 20.2%
  31,000   AOL Time Warner, Inc. (a) ............................. $   336,660
  35,000   Clayton Homes, Inc. ...................................     386,400
  42,690   Liberty Media Corporation (a) .........................     415,373
  10,000   Lowe's Companies, Inc. ................................     408,200
   7,600   Tribune Company .......................................     342,076
   7,000   Wal-Mart Stores, Inc. .................................     364,210
  15,000   Yum! Brands, Inc. (a) .................................     364,950
                                                                    ----------
                                                                     2,617,869
                                                                    ----------

           CONSUMER STAPLES-- 9.1%
  11,675   PepsiCo, Inc. .........................................     467,000
  13,750   SYSCO Corporation .....................................     349,800
  12,000   Walgreen Company ......................................     353,760
                                                                    ----------
                                                                     1,170,560
                                                                    ----------

           FINANCIALS -- 23.8%
       8   Berkshire Hathaway, Inc. - Class A (a) ................     507,200
  15,000   Capital One Financial Corporation .....................     450,150
  11,333   Citigroup, Inc. .......................................     390,422
  24,100   Pinnacle Financial Partners, Inc. (a) .................     321,494
  16,015   Southern Financial Bancorp, Inc. ......................     478,048
  14,800   Triad Guaranty, Inc. (a) ..............................     508,528
  12,000   Washington Mutual, Inc. ...............................     423,240
                                                                    ----------
                                                                     3,079,082
                                                                    ----------

           HEALTH CARE -- 21.0%
   6,400   Cardinal Health, Inc. .................................     364,608
  50,000   Given Imaging Ltd. (a) ................................     435,000
   8,000   Johnson & Johnson .....................................     462,960
   7,050   Merck & Company, Inc. .................................     386,199
  14,000   Pfizer, Inc. ..........................................     436,240
  67,000   PharmaNetics, Inc. (a) ................................     636,500
                                                                    ----------
                                                                     2,721,507
                                                                    ----------

           INDUSTRIALS -- 13.2%
   6,000   Avery Dennison Corporation ............................     352,020
  22,000   D. R. Horton, Inc. ....................................     422,400
  19,000   General Electric Company ..............................     484,500
  21,000   Waste Management, Inc. ................................     444,780
                                                                    ----------
                                                                     1,703,700
                                                                    ----------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2003 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----
           COMMON STOCKS-- 102.3% (Continued)
           INFORMATION TECHNOLOGY-- 8.5%
  30,500   Intel Corporation ..................................... $   496,540
  24,900   Microsoft Corporation .................................     602,829
                                                                     ---------
                                                                     1,099,369
                                                                     ---------

           TELECOMMUNICATION SERVICES-- 6.5%
  33,000   Cisco Systems, Inc. (a) ...............................     425,700
  30,000   Nokia Oyj .............................................     420,300
                                                                     ---------
                                                                       846,000
                                                                     ---------


           Total Common Stocks (Cost $13,948,988)................. $13,238,087
                                                                   -----------


           MONEY MARKET SECURITIES-- 0.4%
  53,244   First American Treasury Obligation Fund - Class S
            (Cost $53,244)........................................ $    53,244
                                                                     ---------

           TOTAL INVESTMENTS AT VALUE--102.7%(Cost $14,002,232)... $13,291,331

           LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.7)%.........   ( 343,991)
                                                                     ---------
           NET ASSETS-- 100.0%.................................... $12,947,340
                                                                   ===========

(a) Non-income producing security.



                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)


ASSETS
 Investments in securities:
  At acquisition cost .............................................$14,002,232
                                                                   ===========
  At market value (Note 1) ........................................$13,291,331
 Receivable for capital shares sold ...............................      4,643
 Dividends receivable .............................................     14,605
                                                                   -----------
                  TOTAL ASSETS .................................... 13,310,579
                                                                   -----------

LIABILITIES
 Payable for capital shares redeemed ..............................    351,346
 Due to Advisor (Note 3) ..........................................      9,091
 Accrued distribution fees (Note 3) ...............................      2,802
                                                                   -----------
                  TOTAL LIABILITIES ...............................    363,239
                                                                   -----------
NET ASSETS ........................................................$12,947,340
                                                                   ===========

Net assets consist of:
 Common stock (500,000,000 shares ($.0001 par value)
  authorized, 1,273,254 shares outstanding) .......................$       127
 Additional paid-in capital ....................................... 16,059,583
 Accumulated net investment loss ..................................     (5,252)
 Accumulated net realized losses from security transactions........ (2,396,217)
 Net unrealized depreciation on investments .......................   (710,901)
                                                                   -----------
Net assets ........................................................$12,947,340
                                                                   ===========

Shares of common stock outstanding.................................  1,273,254
                                                                   ===========

Net asset value and offering price per share(a)....................$     10.17
                                                                   ===========

(a) Redemption price varies based on length of time held (Note 1).




                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

INVESTMENT INCOME
 Dividends.........................................................$    68,943
                                                                   -----------
EXPENSES
 Investment advisory fees (Note 3) ................................     25,807
 Service fees (Note 3) ............................................     32,259
 Distribution fees (Note 3) .......................................     16,129
                                                                   -----------
       TOTAL EXPENSES .............................................     74,195
                                                                   -----------
NET INVESTMENT LOSS ...............................................     (5,252)
                                                                   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Net realized losses from security transactions....................  ( 705,455)
 Net change in unrealized appreciation/depreciation
  on investments...................................................  1,277,095
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS...................    571,640
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.........................$   566,388
                                                                   ===========



                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                     SIX MONTHS        YEAR
                                                        ENDED          ENDED
                                                   MARCH 31, 2003, SEPTEMBER 30,
                                                     (UNAUDITED)        2002
                                                    ------------    ------------
FROM OPERATIONS
 Net investment loss .............................   $ ( 5,252)      $ ( 42,839)
 Net realized losses from security transactions...     (705,455)       (715,800)
 Net change in unrealized appreciation/...........
  depreciation on investments ....................    1,277,095      (1,284,617)
                                                     ----------      ----------
Net increase (decrease) in net assets
 from operations .................................      566,388      (2,043,256)
                                                     ----------      ----------
FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .......................    1,625,880       3,918,910
 Payment for shares redeeemed ....................     (630,113)     (1,060,598)
                                                     ----------      ----------
Net increase in net assets from capital
 share transactions ..............................      995,767       2,858,312
                                                     ----------      ----------

TOTAL INCREASE IN NET ASSETS .....................    1,562,155         815,056

NET ASSETS
 Beginning of period .............................   11,385,185      10,570,129
                                                     ----------      ----------
 End of period ...................................  $12,947,340     $11,385,185
                                                    ===========     ===========

ACCUMULATED NET INVESTMENT LOSS ..................  $   ( 5,252)      $     --
                                                    ===========     ===========

CAPITAL SHARE ACTIVITY
 Sold ............................................      160,810         320,405
 Redeemed ........................................      (61,542)        (87,874)
                                                     ----------      ----------
 Net increase in shares outstanding ..............       99,268         232,531
 Shares outstanding at beginning of period .......    1,173,986         941,455
                                                     ----------      ----------
 Shares outstanding at end of period .............    1,273,254       1,173,986
                                                    ===========     ===========



                See accompanying notes to financial statements.


THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                     SIX MONTHS
                                                        ENDED            YEAR          YEAR            YEAR          PERIOD
                                                       MARCH 31,         ENDED         ENDED           ENDED          ENDED
                                                         2003          SEPT. 30,     SEPT. 30,       SEPT. 30,      SEPT. 30,
                                                     (UNAUDITED)         2002          2001            2000         1999(a)
                                                      ----------      ----------    ----------       ---------      ---------
Net asset value at beginning of period ...........    $     9.70      $    11.23    $    14.81       $   12.84      $   10.00
                                                      ----------      ----------    ----------       ---------      ---------
Income (loss) from investment operations:
  Net investment income (loss) ...................         (0.00)          (0.04)        (0.04)          (0.04)          0.01
   Net realized and unrealized gains
  (losses) on investments ........................          0.47           (1.49)        (3.08)           2.26           2.83
                                                      ----------      ----------    ----------       ---------      ---------
Total from investment operations .................          0.47           (1.53)        (3.12)           2.22           2.84
                                                      ----------      ----------    ----------       ---------      ---------
Less distributions:
  Dividends from net investment income ...........          --              --            --             (0.01)          --
  Distributions from net realized gains ..........          --              --           (0.46)          (0.24)          --
                                                      ----------      ----------    ----------       ---------      ---------
Total distributions ..............................          --              --           (0.46)          (0.25)          --
                                                      ----------      ----------    ----------       ---------      ---------
Net asset value at end of period .................    $    10.17      $     9.70    $    11.23       $   14.81      $   12.84
                                                      ==========      ==========    ==========       =========      =========

Total return .....................................        4.85%(b)        (13.62%)      (21.69%)         17.32%         28.40%

Net assets at end of period (000's) ..............    $   12,947      $   11,385    $   10,570       $   9,658      $   5,707

Ratio of expenses to average net assets ..........        1.15%(c)          1.15%         1.16%           1.25%          1.25%(c)
Ratio of net investment income (loss)
 to average net assets ...........................       (0.08%)(c)        (0.33%)       (0.36%)         (0.37%)         0.10%(c)

Portfolio turnover rate ..........................           50%(c)           65%           68%             73%            28%(c)

(a) Represents the period from the commencement of operations (October 2, 1998) through September 30, 1999.

(b)  Not annualized.

(c)  Annualized.



                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, the Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940. The Fund's investment strategy is to emphasize growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the periods ended March 31, 2003 and September 30, 2002, proceeds from redemption fees total $333 and $518, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the periods ended March 31, 2003 and September 30, 2002.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings at March 31, 2003 was as follows:

--------------------------------------------------------------------------------
Accumulated ordinary loss ...................................... $    ( 5,252)
Capital loss carryforwards .....................................     (842,630)
Other losses ...................................................   (1,437,512)
Unrealized depreciation ........................................     (826,976)
                                                                 ------------
Total distributable earnings ................................... $( 3,112,370)
                                                                 ============
--------------------------------------------------------------------------------

The  capital  loss  carryforwards  for  federal  income tax  purposes  expire as follows:
                        Amount                Expires September 30,
                     -----------              ---------------------
                     $   262,251                       2009
                         580,379                       2010
                     -----------
                     $   842,630
                     ===========

In addition, the Fund had net realized capital losses of $750,315 during the period November 1, 2001 through September 30, 2002, which are treated for federal income tax purposes as arising during the Fund's tax-year ending September 30, 2003. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of investment securities of $14,118,307 as of March 31, 2003:

--------------------------------------------------------------------------------
Gross unrealized appreciation ..................................   $1,364,467
Gross unrealized depreciation ..................................   (2,191,443)
                                                                 ------------
Net unrealized depreciation ....................................   $ (826,976)
                                                                 ============

--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

2. INVESTMENT TRANSACTIONS

During the six months ended March 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $4,671,636 and $3,180,511, respectively.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the six months ended March 31, 2003, the Advisor received fees of $25,807 under the Advisory Agreement.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended March 31, 2003, the Advisor received fees of $32,259 under the Servicing Agreement.

The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Fund's normal operating expenses at 0.90%. The only other expenses incurred by the Fund are distribution expenses, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended March 31, 2003, the Advisor received payments from the Fund of $16,129.

Certain directors and officers of the Fund are directors and officers of the Advisor or of Ultimus.

                              INVESTMENT ADVISER:
                       Salem Investment Counselors, Inc.
                              480 Shepherd Street
                      Winston-Salem, North Carolina 27103

                             SHAREHOLDER SERVICES:
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                            Kilpatrick Stockton LLP
                              3737 Glenwood Avenue
                                   Suite 400
                               Raleigh, NC 27612

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

ITEM 2.   CODE OF ETHICS.


Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6.  [RESERVED]


ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a)   Not required


(b)   Not required


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     The Shepherd Street Funds, Inc.
              --------------------------------------------------------




By (Signature and Title)*     /s/ David B. Rea
                           -------------------------------------------
                              David B. Rea, President


Date     May 26, 2003
       ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ David B. Rea
                           -------------------------------------------
                              David B. Rea, President


Date     May 26, 2003
       ---------------------





By (Signature and Title)*     /s/ Jeffrey C. Howard
                           -------------------------------------------
                              Jeffrey C. Howard, Treasurer


Date     May 26, 2003
       ---------------------



* Print the name and title of each signing officer under his or her signature.